Note 13 - Commitments and Contingencies	9 Months Ended
Jul. 31, 2024
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
13.	Commitments and contingencies:

The amount of credit-related commitments represents the maximum amount of additional credit that the Bank could be obligated to extend.

(thousands of Canadian dollars)
	July 31	October 31	July 31
	2024	2023	2023

Loan commitments	$367,494	$405,426	$341,679
Letters of credit	66,167	75,963	82,847

	$433,661	$481,389	$424,526